11. MINERAL PROPERTY EXPLORATION COSTS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Strong Creek and Iron Mountain:
Technical Report	$ 73,137	$ 12,879
Claims	3,230	3,255
Drilling	11,655	0
Travel	20,678	0
Aeromagnetic Survey	20,000	0
Lease payments	5,000	0
TOTAL	133,700	16,134
Reconnaissance	0	71,335
Total Exploration Costs	$ 133,700	$ 87,469